FAIR VALUE MEASUREMENTS FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENTS [Abstract]
Fair Value Measurements
FAIR VALUE MEASUREMENTS
Accounting guidance on fair value measurements requires that financial assets and liabilities be classified and disclosed in one of the following categories of the fair value hierarchy:

Level 1 – Based on unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2 – Based on observable market-based inputs or unobservable inputs that are corroborated by market data.
Level 3 – Based on unobservable inputs that reflect the entity's own assumptions about the assumptions that a market participant would use in pricing the asset or liability.

We did not have any level 3 financial assets or liabilities, nor were there any transfers between levels during the periods presented.
The following table presents assets and liabilities that were measured at fair value in the Consolidated Balance Sheet on a recurring basis as of December 31, 2017 and 2016:

	Assets (Liabilities)
	Level 1	Level 2	Level 3	Total
December 31, 2017:
Derivative Instruments:
Assets:
Foreign exchange contracts (1)	$—	$454	$—	$454
Deferred compensation derivatives (3)	—	1,581	—	1,581
Commodities futures and options (4)	390	—	—	390
Liabilities:
Foreign exchange contracts (1)	—	1,427	—	1,427
Interest rate swap agreements (2)	—	1,897	—	1,897
Commodities futures and options (4)	3,054	—	—	3,054
December 31, 2016:
Assets:
Foreign exchange contracts (1)	$—	$2,229	$—	$2,229
Interest rate swap agreements (2)	—	1,768	—	1,768
Deferred compensation derivatives (3)	—	717	—	717
Commodities futures and options (4)	2,348	—	—	2,348
Liabilities:
Foreign exchange contracts (1)	—	825	—	825
Commodities futures and options (4)	10,000	—	—	10,000

(1)
The fair value of foreign currency forward exchange contracts is the difference between the contract and current market foreign currency exchange rates at the end of the period. We estimate the fair value of foreign currency forward exchange contracts on a quarterly basis by obtaining market quotes of spot and forward rates for contracts with similar terms, adjusted where necessary for maturity differences.

(2)
The fair value of interest rate swap agreements represents the difference in the present value of cash flows calculated at the contracted interest rates and at current market interest rates at the end of the period. We calculate the fair value of interest rate swap agreements quarterly based on the quoted market price for the same or similar financial instruments.

(3)	The fair value of deferred compensation derivatives is based on quoted prices for market interest rates and a broad market equity index.

(4)	The fair value of commodities futures and options contracts is based on quoted market prices.
Other Financial Instruments
The carrying amounts of cash and cash equivalents, short-term investments, accounts receivable, accounts payable and short-term debt approximated fair values as of December 31, 2017 and December 31, 2016 because of the relatively short maturity of these instruments.
The estimated fair value of our long-term debt is based on quoted market prices for similar debt issues and is, therefore, classified as Level 2 within the valuation hierarchy. The fair values and carrying values of long-term debt, including the current portion, were as follows:

	Fair Value		Carrying Value
At December 31,	2017	2016	2017	2016
Current portion of long-term debt	$299,430	$243	$300,098	$243
Long-term debt	2,113,296	2,379,054	2,061,023	2,347,455
Total	$2,412,726	$2,379,297	$2,361,121	$2,347,698

Other Fair Value Measurements
In addition to assets and liabilities that are recorded at fair value on a recurring basis, GAAP requires that, under certain circumstances, we also record assets and liabilities at fair value on a nonrecurring basis. Generally, assets are recorded at fair value on a nonrecurring basis as a result of impairment charges. During the first quarter of 2017, as discussed in Note 7, we recorded impairment charges totaling $105,992 to write-down distributor relationship and trademark intangible assets that had been recognized in connection with the 2014 SGM acquisition and wrote-down property, plant and equipment by $102,720. These charges were determined by comparing the fair value of the assets to their carrying value. The fair value of the assets were derived using a combination of an estimated market liquidation approach and discounted cash flow analyses based on Level 3 inputs.